Note 9 - Revolving Line of Credit and Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes to Financial Statements
Debt Disclosure [Text Block]

Note 9.         Revolving Line of Credit and Notes Payable

On September 30, 2022, the Company entered a revolving line of credit with Summit Community Bank (“Summit”) that provided for on-demand or short-term borrowings of up to $1,000,000 at a variable interest rate equal to the prime rate as published in The Wall Street Journal, with a minimum rate of 3.99% and a maximum rate of 20.00%, and subject to a borrowing base calculated using outstanding accounts receivable. Borrowings under the line of credit are secured by the assets of the Company. There were no borrowings and $500,000 of repayments during the three months ended September 30, 2023, and there were $575,000 of borrowings and $500,000 of repayments during the nine months ended September 30, 2023. This line of credit expired on August 16, 2023.

On September 11, 2023, the Company and Summit entered a new line of credit agreement with the same terms as the preceding agreement, except that the maximum availability under the new line was reduced from $1,000,000 to $500,000. As of September 30, 2023, there was $500,000 outstanding and no borrowing availability under this line of credit. The line of credit expires on January 16, 2024.

Premium Financing Note Payable

The Company entered into a Premium Finance Agreement (“Premium Agreement”) on March 7, 2023, to purchase a one-year term directors and officers insurance policy. The Premium Agreement is for $305,759 at a fixed rate of 8.75% per annum, amortized over ten months. The Premium Agreement requires ten fixed monthly principal and interest payments of $31,815 from March 24, 2023 to December 24, 2023.

Note 10.         Revolving Lines of Credit

On September 30, 2022, the Company entered a revolving line of credit with Summit Community Bank (“Summit”) that provided for on-demand or short-term borrowings of up to $1,000,000 at a variable interest rate equal to the prime rate as published in The Wall Street Journal, with a minimum rate of 3.99% and a maximum rate of 20.00%, and subject to a borrowing base calculated using outstanding accounts receivable. Borrowings under the line of credit are secured by the assets of the Company. As of December 31, 2022, there was $425,000 outstanding and $575,000 of borrowing availability under this line of credit and the interest rate in effect was 7.5%.

As of December 31, 2022, the fair value of debt outstanding on our revolving line of credit approximates its carrying value due to the short term nature of the facility.

On April 16, 2021 the Company entered into a revolving line of credit with Summit Community Bank (“Summit”) that provides for on-demand or short-term borrowings of up to $1,000,000 at a variable interest rate equal to the greater of 3.25% or the prime rate as published in The Wall Street Journal, and subject to a borrowing base calculated using outstanding accounts receivable. Borrowings under the line of credit are secured by the assets of the Company. The line expired on April 16, 2022. As of December 31, 2021, there was no outstanding balance under this line of credit.

The Company previously had a revolving line of credit with another bank (“prior LOC”) providing for demand or short-term borrowings of up to $1,000,000 at an interest rate of the greater of 4.0% or LIBOR +3.5%. The prior LOC originally was due to expire on July 31, 2021 and was secured by the assets of the Company. The Summit line of credit was used to pay off the prior LOC and it was closed on May 3, 2021.